SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH     FEBRUARY 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

2-2        GF      22000    14.2784        17.21              Weeden & Co
2-3         " "       32500    14.2691        17.33                   " "
2-4         " "      15000     14.25            17.57                   " "
2-5         " "      20000     14.4687        17.76                   " "
2-6         " "      10000     14.5625        17.67                   " "
2-9         " "      25000     14.50            17.62                    " "
2-10       " "      15000     14.5208        17.52                   " "
2-11       " "        7000     14.6875        17.37                   " "
2-12       " "      30000     14.5104        17.49                   " "
2-13       " "      21000     14.5297        17.37                   " "
2-17       " "      20000     14.625          17.70                   " "
2-18       " "      20000     14.5312        17.78                   " "
2-19       " "      15000     14.5625        17.72                   " "
2-20       " "        7500     14.50            17.97                   " "
2-23       " "      64500     14.642          18.41                   " "
2-25       " "      30500     15.0379        18.35                   " "
2-26       " "      10000     15.25            18.47                   " "
2-27       " "      20000     15.3125        18.56                   " "
The New Germany Fund, Inc.Name of Registrant
By Joseph Cheung - Treasurer

Date of Statement          3/10/98